Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Detail)	12 Months Ended
Dec. 31, 2022
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Average	33 years
Facilities and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Average	5 years
Facilities and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Average	10 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Average	2 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Average	10 years
Computer and R&D Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Average	3 years
Computer and R&D Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Average	6 years
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Average	2 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Average	5 years